UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22906

Virtus Alternative Solutions Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT
VIRTUS ALTERNATIVE SOLUTIONS  TRUST

April 30, 2024
Virtus Duff & Phelps Select MLP and Energy Fund
Virtus KAR Long/Short Equity Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To my fellow shareholders of Virtus Funds:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended April 30, 2024.
As the outlook for inflation and interest rates improved, markets showed strength in late 2023 and the first quarter of 2024. Volatility increased in April 2024 as inflation appeared to persist, pushing back the timing of a potential interest rate cut by the Federal Reserve (“Fed”). However, investor optimism about the possibilities for artificial intelligence (AI) helped markets move higher.
Domestic equity indexes posted strong returns for the six months ended April 30, 2024. U.S. large-capitalization stocks returned 20.98%, as measured by the S&P 500® Index, while small-cap stocks returned 19.66%, as measured by the Russell 2000® Index. International equities also performed well, with developed markets, as measured by the MSCI EAFE® Index (net), returning 18.63%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 15.40%.
In fixed income markets, the yield on the 10-year Treasury declined to 4.69% on April 30, 2024, from 4.88% on October 31, 2023. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 4.97% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, were up 8.99%.
Thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President and Trustee, Virtus Funds
June 2024
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF November 1, 2023 TO April 30, 2024
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Alternative Solutions Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period**
Duff & Phelps Select MLP and Energy Fund
	Class A	$ 1,000.00	$ 1,164.70	1.40%	$ 7.54
	Class C	1,000.00	1,161.50	2.15	11.55
	Class I	1,000.00	1,166.50	1.15	6.19
KAR Long/Short Equity Fund*
	Class A	1,000.00	1,086.30	2.23	11.57
	Class C	1,000.00	1,082.30	2.99	15.48
	Class I	1,000.00	1,087.70	1.98	10.28
	Class R6	1,000.00	1,088.10	1.90	9.86

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period**
Duff & Phelps Select MLP and Energy Fund
	Class A	$ 1,000.00	$ 1,017.90	1.40%	$ 7.02
	Class C	1,000.00	1,014.17	2.15	10.77
	Class I	1,000.00	1,019.14	1.15	5.77

VIRTUS ALTERNATIVE SOLUTIONS TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF November 1, 2023 TO April 30, 2024
		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio	Expenses Paid During Period**
KAR Long/Short Equity Fund*
	Class A	$1,000.00	$1,013.77	2.23%	$11.17
	Class C	1,000.00	1,010.00	2.99	14.94
	Class I	1,000.00	1,015.02	1.98	9.92
	Class R6	1,000.00	1,015.42	1.90	9.52

*	Annualized expense ratios include dividend and interest expense on securities sold short.
**	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
April 30, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade, fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange–Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (“Fed”)
The Fed is the central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted, market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS ALTERNATIVE SOLUTIONS  TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
April 30, 2024
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of April 30, 2024.
Duff & Phelps Select MLP and Energy Fund
Common Stocks & MLP Interests		99%
Diversified	45%
Liquefied Natural Gas	13
Downstream/Other	11
Petroleum Transportation & Storage	10
Natural Gas Pipelines	9
Electric, LDC & Power	6
Gathering/Processing	5
Short-Term Investment		1
Total		100%

KAR Long/Short Equity Fund
Common Stocks		143%
Financials	40%
Information Technology	28
Industrials	25
Communication Services	15
Consumer Discretionary	13
Consumer Staples	12
Health Care	10
Securities Sold Short		(43)
Consumer Discretionary	(15)
Industrials	(10)
Real Estate	(5)
Information Technology	(5)
Consumer Staples	(4)
Financials	(2)
Communication Services	(2)
Total		100%

Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks & MLP Interests—97.3%
Diversified—43.6%
Energy Transfer LP	105,165	$ 1,654
Enterprise Products Partners LP	52,842	1,484
Keyera Corp.	31,314	803
Kinder Morgan, Inc.	73,172	1,338
MPLX LP	47,266	1,976
ONEOK, Inc.	35,081	2,776
Pembina Pipeline Corp.	41,971	1,477
Targa Resources Corp.	27,905	3,183
		14,691

Downstream/Other—10.9%
Chart Industries, Inc.(1)	3,882	559
Kodiak Gas Services, Inc.	24,000	652
Koninklijke Vopak N.V.	17,500	695
Marathon Petroleum Corp.	4,060	738
Sunoco LP	7,500	422
Valero Energy Corp.	3,706	593
		3,659

Electric, LDC & Power—6.2%
Entergy Corp.	6,500	693
Sempra	19,402	1,390
		2,083

Gathering/Processing—5.3%
DT Midstream, Inc.	6,603	411
EnLink Midstream LLC	73,000	1,001
Kinetik Holdings, Inc. Class A	10,174	390
		1,802

Liquefied Natural Gas—12.3%
Cheniere Energy, Inc.	24,102	3,804
New Fortress Energy, Inc. Class A	12,500	327
		4,131

	Shares	Value

Natural Gas Pipelines—9.1%
TC Energy Corp.	33,500	$ 1,201
Williams Cos., Inc. (The)	48,701	1,868
		3,069

Petroleum Transportation & Storage—9.9%
Enbridge, Inc.	24,080	856
Genesis Energy LP	37,000	438
Gibson Energy, Inc.	25,000	410
Plains GP Holdings LP Class A	90,103	1,641
		3,345

Total Common Stocks & MLP Interests (Identified Cost $24,942)		32,780

Total Long-Term Investments—97.3% (Identified Cost $24,942)		32,780

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.188%)(2)	187,776	188
Total Short-Term Investment (Identified Cost $188)		188

TOTAL INVESTMENTS—97.8% (Identified Cost $25,130)		$32,968
Other assets and liabilities, net—2.2%		730
NET ASSETS—100.0%		$33,698
Abbreviations:
LLC	Limited Liability Company
LP	Limited Partnership
MLP	Master Limited Partnership

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	84%
Canada	14
Netherlands	2
Total	100%
† % of total investments as of April 30, 2024.
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks & MLP Interests	$32,780	$32,085	$695
Money Market Mutual Fund	188	188	—
Total Investments	$32,968	$32,273	$695
There were no securities valued using significant unobservable inputs (Level 3) at April 30, 2024.
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
See Notes to Financial Statements

VIRTUS KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—97.8%
Communication Services—10.4%
Alphabet, Inc. Class C(1)	20,566	$ 3,386
Trade Desk, Inc. (The) Class A(1)	41,232	3,416
		6,802

Consumer Discretionary—8.9%
Home Depot, Inc. (The)(2)	7,765	2,595
Pool Corp.(2)	8,978	3,255
		5,850

Consumer Staples—8.2%
Lamb Weston Holdings, Inc.	34,226	2,852
Monster Beverage Corp.(1)	47,009	2,513
		5,365

Financials—27.0%
EVERTEC, Inc.	38,252	1,436
Jack Henry & Associates, Inc.(2)	12,877	2,095
LPL Financial Holdings, Inc.	10,988	2,957
Moody’s Corp.	6,290	2,329
Primerica, Inc.	17,103	3,623
Ryan Specialty Holdings, Inc. Class A	53,013	2,616
Visa, Inc. Class A(2)	9,768	2,624
		17,680

Health Care—7.1%
Cooper Cos., Inc. (The)	29,711	2,646
Zoetis, Inc. Class A(2)	12,655	2,015
		4,661

Industrials—16.9%
Lennox International, Inc.	5,535	2,565
Old Dominion Freight Line, Inc.	10,370	1,885
TransUnion	40,722	2,973
Verisk Analytics, Inc. Class A(2)	10,062	2,193
	Shares	Value

Industrials—continued
Watts Water Technologies, Inc. Class A	7,307	$ 1,450
		11,066

Information Technology—19.3%
Aspen Technology, Inc.(1)	11,763	2,316
CDW Corp.	9,889	2,392
Clearwater Analytics Holdings, Inc. Class A (1)	123,932	1,956
Intuit, Inc.	4,032	2,522
nCino, Inc.(1)	119,308	3,479
		12,665

Total Common Stocks (Identified Cost $43,481)		64,089

Total Long-Term Investments—97.8% (Identified Cost $43,481)		64,089

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT—97.8% (Identified Cost $43,481)		64,089

Securities Sold Short(3)—(29.5)%
Communication Services—(1.2)%
Thryv Holdings, Inc.(4)	(33,213)	(764)
Consumer Discretionary—(9.9)%
Boot Barn Holdings, Inc.(4)	(21,085)	(2,245)
Cricut, Inc. Class A	(143,194)	(762)
H&R Block, Inc.	(22,987)	(1,086)
ODP Corp. (The)(4)	(41,379)	(2,106)
RH (4)	(1,288)	(318)
		(6,517)

Consumer Staples—(2.9)%
Central Garden & Pet Co. Class A(4)	(54,413)	(1,928)
Financials—(1.7)%
BRP Group, Inc. Class A(4)	(40,569)	(1,081)
	Shares	Value

Industrials—(7.1)%
ACCO Brands Corp.	(208,852)	$ (1,007)
Allison Transmission Holdings, Inc.	(12,582)	(926)
Deluxe Corp.	(76,871)	(1,518)
Werner Enterprises, Inc.	(34,393)	(1,176)
		(4,627)

Information Technology—(3.3)%
Adeia, Inc.	(103,263)	(1,016)
Xperi, Inc.(4)	(110,566)	(1,162)
		(2,178)

Real Estate—(3.4)%
Compass, Inc. Class A(4)	(319,253)	(1,006)
Retail Opportunity Investments Corp.	(98,974)	(1,214)
		(2,220)

Total Securities Sold Short (Proceeds $(20,357))		(19,315)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—68.3% (Identified Cost $23,124)		$ 44,774
Other assets and liabilities, net—31.7%		20,757
NET ASSETS—100.0%		$ 65,531

Footnote Legend:
(1)	Non-income producing.
(2)	All or portion segregated as collateral for securities sold short. The value of securities segregated as collateral is $12,904.
(3)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.
(4)	No dividend expense on security sold short.
See Notes to Financial Statements

VIRTUS KAR Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of April 30, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at April 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$ 64,089	$ 64,089
Total Assets	64,089	64,089
Liabilities:
Securities Sold Short:
Common Stocks	(19,315)	(19,315)
Total Liabilities	(19,315)	(19,315)
Total Investments, Net of Securities Sold Short	$ 44,774	$ 44,774
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at April 30, 2024.
There were no transfers into or out of Level 3 related to securities held at April 30, 2024.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Assets
Investment in securities at value(1)	$ 32,968	$64,089
Cash	903	346
Due from broker	—	20,427
Receivables
Fund shares sold	118	40
Dividends and interest	180	6
Tax reclaims	1	—
Tax receivable	4	—
Prepaid Trustees’ retainer	— (a)	1
Prepaid expenses	22	106
Other assets	4	8
Total assets	34,200	85,023
Liabilities
Securities sold short at value(2)	—	19,315
Payables
Fund shares repurchased	3	67
Investment securities purchased	426	—
Investment advisory fees	15	59
Distribution and service fees	3	— (a)
Administration and accounting fees	3	6
Transfer agent and sub-transfer agent fees and expenses	8	22
Professional fees	18	15
Trustee deferred compensation plan	4	8
Interest expense and/or commitment fees	— (a)	— (a)
Other accrued expenses	22	—
Total liabilities	502	19,492
Net Assets	$ 33,698	$65,531
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$115,459	$42,904
Accumulated earnings (loss)	(81,761)	22,627
Net Assets	$ 33,698	$65,531

See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
April 30, 2024
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Net Assets:
Class A	$ 10,717	$ 953
Class C	$ 655	$ 130
Class I	$ 22,326	$ 63,732
Class R6	$ —	$ 716
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	802,805	56,330
Class C	49,586	7,991
Class I	1,694,109	3,712,806
Class R6	—	41,551
Net Asset Value and Redemption Price Per Share:*
Class A	$ 13.35	$ 16.92
Class C	$ 13.22	$ 16.22
Class I	$ 13.18	$ 17.17
Class R6	$ —	$ 17.23
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$ 14.13	$ 17.90
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$ 25,130	$ 43,481
(2) Securities sold short proceeds	$ —	$ 20,357

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED April 30, 2024
($ reported in thousands)
	Duff & Phelps Select MLP and Energy Fund	KAR Long/Short Equity Fund
Investment Income
Dividends	$ 760	$ 332
Less: return of capital distributions	(307)	—
Interest	—	497
Securities lending, net of fees	—	— (1)
Foreign taxes withheld	(23)	—
Total investment income	430	829
Expenses
Investment advisory fees	142	447
Distribution and service fees, Class A	11	1
Distribution and service fees, Class C	3	1
Administration and accounting fees	20	40
Transfer agent fees and expenses	9	16
Sub-transfer agent fees and expenses, Class A	4	— (1)
Sub-transfer agent fees and expenses, Class C	— (1)	— (1)
Sub-transfer agent fees and expenses, Class I	11	53
Custodian fees	— (1)	— (1)
Printing fees and expenses	8	13
Professional fees	19	17
Interest expense and/or commitment fees	— (1)	5
Registration fees	23	21
Trustees’ fees and expenses	2	4
Miscellaneous expenses	4	7
Total expenses	256	625
Dividend and interest expense on securities sold short	—	148
Total expenses, including dividend and interest expense on securities sold short	256	773
Less net expenses reimbursed and/or waived by investment adviser(2)	(60)	(64)
Net expenses	196	709
Net investment income (loss)	234	120
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,103	2,756
Securities sold short	—	965
Foreign currency transactions	— (1)	—
Net change in unrealized appreciation (depreciation) on:
Investments	2,525	4,798
Securities sold short	—	(2,261)
Foreign currency transactions	— (1)	—
Net realized and unrealized gain (loss) on investments	4,628	6,258
Net increase (decrease) in net assets resulting from operations	$4,862	$ 6,378

(1)	Amount is less than $500 (not in thousands).
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Select MLP and Energy Fund		KAR Long/Short Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 234	$ 209	$ 120	$ 228
Net realized gain (loss)	2,103	1,782	3,721	2,282
Net change in unrealized appreciation (depreciation)	2,525	(1,566)	2,537	2,468
Increase (decrease) in net assets resulting from operations	4,862	425	6,378	4,978
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(138)	(217)	(8)	(45)
Class C	(6)	(10)	(1)	(9)
Class I	(303)	(571)	(570)	(4,293)
Class R6	—	—	(6)	(23)
Return of Capital:
Class A	—	(67)	—	—
Class C	—	(3)	—	—
Class I	—	(175)	—	—
Total dividends and distributions to shareholders	(447)	(1,043)	(585)	(4,370)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	897	194	(208)	(107)
Class C	48	(209)	(26)	(219)
Class I	(2,115)	(3,903)	(10,816)	(31,990)
Class R6	—	—	46	106
Increase (decrease) in net assets from capital transactions	(1,170)	(3,918)	(11,004)	(32,210)
Net increase (decrease) in net assets	3,245	(4,536)	(5,211)	(31,602)
Net Assets
Beginning of period	30,453	34,989	70,742	102,344
End of Period	$ 33,698	$ 30,453	$ 65,531	$ 70,742
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)

Duff & Phelps Select MLP and Energy Fund
Class A
11/1/23 to 4/30/24(6)	$11.61	0.09	1.83	1.92	(0.18)	—	—	(0.18)	1.74	$13.35	16.47%	$ 10,717	1.40%	1.78%	1.37%	22%
11/1/22 to 10/31/23	11.75	0.06	0.18	0.24	(0.29)	(0.09)	—	(0.38)	(0.14)	11.61	2.16	8,600	1.44 (7)	1.73	0.52	44
11/1/21 to 10/31/22	9.37	0.04	2.69	2.73	—	(0.35)	—	(0.35)	2.38	11.75	29.24	8,668	1.42 (7)	1.60	0.34	43
11/1/20 to 10/31/21	5.19	(0.01)	4.49	4.48	(0.08)	(0.22)	—	(0.30)	4.18	9.37	86.75	2,117	1.40	2.02	(0.14)	49
11/1/19 to 10/31/20	8.09	0.06	(2.65)	(2.59)	—	(0.31)	—	(0.31)	(2.90)	5.19	(32.15)	317	1.40	3.11	0.95	41
11/1/18 to 10/31/19	9.26	0.14	(0.82)	(0.68)	(0.12)	(0.37)	—	(0.49)	(1.17)	8.09	(7.22)	447	1.40	2.59	1.56	82
Class C
11/1/23 to 4/30/24(6)	$11.49	0.04	1.82	1.86	(0.13)	—	—	(0.13)	1.73	$13.22	16.15%	$ 655	2.15%	2.56%	0.59%	22%
11/1/22 to 10/31/23	11.59	(0.02)	0.17	0.15	(0.19)	(0.06)	—	(0.25)	(0.10)	11.49	1.36	527	2.19 (7)	2.50	(0.22)	44
11/1/21 to 10/31/22	9.25	(0.02)	2.62	2.60	—	(0.26)	—	(0.26)	2.34	11.59	28.17	743	2.16 (7)	2.32	(0.16)	43
11/1/20 to 10/31/21	5.12	(0.07)	4.45	4.38	(0.07)	(0.18)	—	(0.25)	4.13	9.25	85.81	297	2.15	2.77	(0.83)	49
11/1/19 to 10/31/20	8.01	0.02	(2.64)	(2.62)	—	(0.27)	—	(0.27)	(2.89)	5.12	(32.76)	79	2.15	3.85	0.28	41
11/1/18 to 10/31/19	9.20	(0.03)	(0.70)	(0.73)	(0.09)	(0.37)	—	(0.46)	(1.19)	8.01	(7.84)	126	2.16	3.36	(0.32)	82
Class I
11/1/23 to 4/30/24(6)	$11.45	0.10	1.81	1.91	(0.18)	—	—	(0.18)	1.73	$13.18	16.65%	$ 22,326	1.15%	1.53%	1.56%	22%
11/1/22 to 10/31/23	11.59	0.09	0.17	0.26	(0.31)	(0.09)	—	(0.40)	(0.14)	11.45	2.36	21,326	1.19 (7)	1.49	0.76	44
11/1/21 to 10/31/22	9.22	0.09	2.62	2.71	—	(0.34)	—	(0.34)	2.37	11.59	29.48	25,578	1.17 (7)	1.36	0.90	43
11/1/20 to 10/31/21	5.10	0.02	4.42	4.44	(0.08)	(0.24)	—	(0.32)	4.12	9.22	87.52	22,478	1.15	1.78	0.28	49
11/1/19 to 10/31/20	7.99	0.08	(2.63)	(2.55)	—	(0.34)	—	(0.34)	(2.89)	5.10	(32.03)	4,364	1.15	2.79	1.30	41
11/1/18 to 10/31/19	9.25	0.05	(0.70)	(0.65)	(0.24)	(0.37)	—	(0.61)	(1.26)	7.99	(6.98)	4,255	1.16	2.31	0.62	82

KAR Long/Short Equity Fund
Class A
11/1/23 to 4/30/24(6)	$15.70	0.01	1.35	1.36	—	—	(0.14)	(0.14)	1.22	$16.92	8.63%	$ 953	2.23% (8)	2.34%	0.10%	10%
11/1/22 to 10/31/23	15.87	— (9)	0.52	0.52	—	—	(0.69)	(0.69)	(0.17)	15.70	3.44	1,077	2.15 (8)	2.40	—	13
11/1/21 to 10/31/22	18.99	(0.20)	(2.85)	(3.05)	—	—	(0.07)	(0.07)	(3.12)	15.87	(16.18)	1,202	2.19 (7)(8)	2.31	(1.16)	26
11/1/20 to 10/31/21	16.44	(0.29)	2.98	2.69	—	—	(0.14)	(0.14)	2.55	18.99	16.47	5,578	2.23 (8)	2.31	(1.59)	19
11/1/19 to 10/31/20	12.69	(0.20)	4.00	3.80	—	—	(0.05)	(0.05)	3.75	16.44	30.01	1,210	2.32 (8)	2.51	(1.34)	33
12/6/18 (10) to 10/31/19	10.00	(0.11)	2.80	2.69	—	—	—	—	2.69	12.69	26.90	134	2.40 (8)	4.26	(1.03)	56
Class C
11/1/23 to 4/30/24(6)	$15.12	(0.05)	1.29	1.24	—	—	(0.14)	(0.14)	1.10	$16.22	8.23%	$ 130	2.99% (8)	3.17%	(0.66) %	10%
11/1/22 to 10/31/23	15.41	(0.12)	0.52	0.40	—	—	(0.69)	(0.69)	(0.29)	15.12	2.73	144	2.90 (8)	2.98	(0.77)	13
11/1/21 to 10/31/22	18.59	(0.30)	(2.81)	(3.11)	—	—	(0.07)	(0.07)	(3.18)	15.41	(16.80)	367	2.93 (7)(8)	2.96	(1.82)	26
11/1/20 to 10/31/21	16.21	(0.40)	2.92	2.52	—	—	(0.14)	(0.14)	2.38	18.59	15.65	456	3.00 (8)	3.01	(2.29)	19
11/1/19 to 10/31/20	12.61	(0.28)	3.93	3.65	—	—	(0.05)	(0.05)	3.60	16.21	29.01	504	3.09 (8)	3.28	(2.02)	33
12/6/18 (10) to 10/31/19	10.00	(0.18)	2.79	2.61	—	—	—	—	2.61	12.61	26.10	138	3.15 (8)	5.02	(1.78)	56
Class I
11/1/23 to 4/30/24(6)	$15.91	0.03	1.37	1.40	—	—	(0.14)	(0.14)	1.26	$17.17	8.77%	$ 63,732	1.98% (8)	2.16%	0.34%	10%
11/1/22 to 10/31/23	16.03	0.04	0.53	0.57	—	—	(0.69)	(0.69)	(0.12)	15.91	3.72	68,898	1.91 (8)	2.02	0.24	13
11/1/21 to 10/31/22	19.14	(0.14)	(2.90)	(3.04)	—	—	(0.07)	(0.07)	(3.11)	16.03	(15.95)	100,256	1.94 (7)(8)	2.04	(0.83)	26
11/1/20 to 10/31/21	16.53	(0.24)	2.99	2.75	—	—	(0.14)	(0.14)	2.61	19.14	16.75	153,771	1.98 (8)	2.07	(1.31)	19
11/1/19 to 10/31/20	12.72	(0.15)	4.01	3.86	—	—	(0.05)	(0.05)	3.81	16.53	30.41	109,819	2.07 (8)	2.30	(1.05)	33
12/6/18 (10) to 10/31/19	10.00	(0.10)	2.82	2.72	—	—	—	—	2.72	12.72	27.20	17,813	2.04 (8)	3.99	(0.94)	56
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets (including dividend and interest expense on securities sold short)(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(2)
KAR Long/Short Equity Fund (Continued)
Class R6
11/1/23 to 4/30/24(6)	$15.96	0.04	1.37	1.41	—	—	(0.14)	(0.14)	1.27	$17.23	8.81%	$ 716	1.90% (8)	2.01%	0.40%	10%
11/1/22 to 10/31/23	16.07	0.05	0.53	0.58	—	—	(0.69)	(0.69)	(0.11)	15.96	3.78	623	1.83 (8)	1.88	0.32	13
11/1/21 to 10/31/22	19.17	(0.12)	(2.91)	(3.03)	—	—	(0.07)	(0.07)	(3.10)	16.07	(15.87)	519	1.85 (7)(8)	1.88	(0.72)	26
11/1/20 to 10/31/21	16.54	(0.24)	3.01	2.77	—	—	(0.14)	(0.14)	2.63	19.17	16.86	376	1.90 (8)	1.92	(1.30)	19
11/1/19 to 10/31/20	12.73	(0.13)	3.99	3.86	—	—	(0.05)	(0.05)	3.81	16.54	30.39	132	2.07 (8)	2.24	(0.95)	33
12/6/18 (10) to 10/31/19	10.00	(0.07)	2.80	2.73	—	—	—	—	2.73	12.73	27.30	3,437	2.08 (8)	4.00	(0.71)	56

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short for the KAR Long/Short Equity Fund for Class A are 1.82%, 1.81%, 1.81%, 1.80%, 1.80% and 1.80%, for Class C is 2.56%, 2.55%, 2.56%, 2.55%, 2.55% and 2.55%, for Class I is 1.56%, 1.55%, 1.56%, 1.55%, 1.55% and 1.55% and for Class R6 is 1.49%, 1.49%, 1.50%, 1.48%, 1.48% and 1.48% for the six months ended April 30, 2024, years ended October 31, 2023, October 31, 2022, October 31, 2021, October 31, 2020 and the period ended October 31, 2019, respectively.
(9)	Amount is less than $0.005 per share.
(10)	Inception date.
See Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2024
(Unaudited)
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of four funds of which two (each a “Fund” or collectively, the “Funds”), are reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds are non-diversified.
The Funds have the following investment objective(s):

Fund	Investment objective(s)
Duff & Phelps Select MLP and Energy Fund	Total return with a secondary objective of income.
KAR Long/Short Equity Fund	Seeking long-term capital appreciation.
There is no guarantee that a Fund will achieve its objective(s).
Both of the Funds offer Class A shares, Class C shares and Class I shares. The KAR Long/Short Equity Fund also offers Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
     •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Duff & Phelps Select MLP and Energy Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Short Sales
Each Fund may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.
In addition, in accordance with the terms of its prime brokerage agreement, KAR Long/Short Equity Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are recorded under “Dividend and interest expense on securities sold short” on the Statements of Operations.
H.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At April 30, 2024, the Funds had no securities on loan.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
	First $1 Billion	$1+ Billion
Duff & Phelps Select MLP and Energy Fund	0.90%	0.85%
KAR Long/Short Equity Fund	1.25	1.20
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. The subadvisers and the Funds they serve as of the end of the period are as follows: Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of Virtus, for Duff & Phelps Select MLP and Energy Fund; and Kayne Anderson Rudnick Investment Management, LLC, an indirect wholly-owned subsidiary of Virtus, for KAR Long/Short Equity Fund.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 28, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Select MLP and Energy Fund	1.40%	2.15%	1.15%	N/A
KAR Long/Short Equity Fund	1.80	2.55	1.55	1.48%
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending April 30:

	Expiration
Fund	2024	2025	2026	2027	Total
Duff & Phelps Select MLP and Energy Fund
Class A	$ 2	$ 13	$ 28	$ 17	$ 60
Class C	— (1)	1	3	1	5
Class I	44	62	75	42	223
KAR Long/Short Equity Fund
Class A	2	4	3	1	10
Class C	— (1)	— (1)	— (1)	— (1)	— (1)
Class I	68	129	105	63	365
Class R6	— (1)	— (1)	— (1)	— (1)	1
(1)	Amount is less than $500 (not in thousands).
During the six months ended April 30, 2024, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended April 30, 2024, it retained net commissions of $1 for Class A shares.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended April 30, 2024, the Funds incurred administration fees totaling $49 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
For the six months ended April 30, 2024, the Funds incurred transfer agent fees totaling $22 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended April 30, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at April 30, 2024.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended April 30, 2024, were as follows:
	Purchases	Sales
Duff & Phelps Select MLP and Energy Fund	$6,971	$ 7,938
KAR Long/Short Equity Fund	8,807	20,804
There were no purchases or sales of long-term U.S. government and agency securities during the six months ended April 30, 2024.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	Duff & Phelps Select MLP and Energy Fund				KAR Long/Short Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023		Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	243	$ 3,115	433	$ 5,036	3	$ 56	11	$ 179
Reinvestment of distributions	10	134	24	277	1	8	3	45
Shares repurchased and cross class conversions	(191)	(2,352)	(454)	(5,119)	(16)	(272)	(21)	(331)
Net Increase / (Decrease)	62	$ 897	3	$ 194	(12)	$ (208)	(7)	$ (107)
Class C
Shares sold and cross class conversions	6	$ 73	18	$ 209	— (1)	$ 3	— (1)	$ 1
Reinvestment of distributions	1	6	2	13	— (1)	1	1	9
Shares repurchased and cross class conversions	(3)	(31)	(38)	(431)	(2)	(30)	(15)	(229)
Net Increase / (Decrease)	4	$ 48	(18)	$ (209)	(2)	$ (26)	(14)	$ (219)

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
	Duff & Phelps Select MLP and Energy Fund				KAR Long/Short Equity Fund
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023		Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	42	$ 524	241	$ 2,777	562	$ 9,534	1,931	$ 31,226
Reinvestment of distributions	16	210	47	527	33	568	278	4,284
Shares repurchased and cross class conversions	(227)	(2,849)	(632)	(7,207)	(1,214)	(20,918)	(4,133)	(67,500)
Net Increase / (Decrease)	(169)	$ (2,115)	(344)	$ (3,903)	(619)	$ (10,816)	(1,924)	$ (31,990)
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	3	$ 44	8	$ 131
Reinvestment of distributions	—	—	—	—	— (1)	5	2	22
Shares repurchased and cross class conversions	—	—	—	—	(—) (1)	(3)	(3)	(47)
Net Increase / (Decrease)	—	$ —	—	$ —	3	$ 46	7	$ 106
(1)	Amount is less than 500 shares (not in thousands).
Note 6. 10% Shareholders
As of April 30, 2024, each Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Select MLP and Energy Fund	30%	2 *
KAR Long/Short Equity Fund	85	1
*	Includes affiliated shareholder account(s).
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At April 30, 2024, the Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Select MLP and Energy Fund	Diversified	45%
KAR Long/Short Equity Fund	Financials	40
KAR Long/Short Equity Fund	Information Technology	28
KAR Long/Short Equity Fund	Industrials	25
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At April 30, 2024, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, Duff & Phelps Select MLP and Energy Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). KAR Long/Short Equity Fund was added to the Credit Agreement in March of 2019. On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 6, 2024. Effective March 10, 2022, interest is charged at the higher of the SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended April 30, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Long/Short Equity Fund	$5	$6,500	6.42%	4
Note 11. Federal Income Tax Information
($ reported in thousands)
At April 30, 2024, the approximate cost basis and aggregate unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Select MLP and Energy Fund	$ 24,666	$ 8,496	$ (194)	$ 8,302
KAR Long/Short Equity Fund	45,528	19,997	(1,436)	18,561
KAR Long/Short Equity Fund (Short sales)	(20,357)	3,316	(2,274)	1,042
Duff & Phelps Select MLP and Energy Fund has capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The capital loss carryforwards acquired in the reorganization of Duff & Phelps Select MLP and Midstream Energy Fund Inc. into the Duff & Phelps Select MLP and Energy Fund on June 25, 2021 are subject to expiration. For the year ended October 31, 2023, the Fund’s capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Select MLP and Energy Fund Expires 10/31/2024	$91,225	$—
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or the subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024
(Unaudited)
Note 13. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF
& PHELPS SELECT MLP AND ENERGY FUND AND VIRTUS KAR LONG/SHORT EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, Inc. (“VAIA”) and the continuation of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), with respect to Virtus Duff & Phelps Select MLP and Energy Fund; and among the Trust, VAIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Long/Short Equity Fund (each of Duff & Phelps and KAR, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2023, and November 13-15, 2023 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of the Subadvisers with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VAIA and each of the Subadvisers; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VAIA under the Advisory Agreement; (e) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VAIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VAIA and each Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadviser(s); (b) VAIA’s ability to provide the services necessary to monitor subadvisers’ compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF
& PHELPS SELECT MLP AND ENERGY FUND AND VIRTUS KAR LONG/SHORT EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VAIA’s and each Subadviser’s management of the respective Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s trading practices. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VAIA’s focus on each Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2023. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 1- and 3-year periods and underperformed its benchmark for the 5-year period.
Virtus KAR Long/Short Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the year-to-date and 3-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the year-to-date and 3-year periods and outperformed its benchmark for the 1-year period.
After reviewing these and related factors, including factors discussed with respect to any underperformance, the Board concluded that each Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that both of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of a subadvisory fee. The

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF
& PHELPS SELECT MLP AND ENERGY FUND AND VIRTUS KAR LONG/SHORT EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.
Virtus Duff & Phelps Select MLP and Energy Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the second quintile of the Expense Universe.
Virtus KAR Long/Short Equity Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the Subadvisers, the Board noted that, because such Subadvisers are affiliates of VAIA, such profitability might be directly or indirectly shared by VAIA. The Board concluded that the profitability to the Subadvisers from each Fund was reasonable in light of the quality of the services rendered to the Funds by the Subadvisers as well as other factors.
Economies of Scale
The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s management fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VAIA had agreed to implement an extension of each Fund’s expense cap through February 28, 2025. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadvisers’ realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VAIA to each Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadvisers. As a result, the Board concluded that the Subadvisers would share in any economies of scale realized by VAIA.
Other Factors
The Board considered other benefits that may be realized by VAIA and each Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VAIA, there are no other direct benefits to

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS DUFF
& PHELPS SELECT MLP AND ENERGY FUND AND VIRTUS KAR LONG/SHORT EQUITY FUND
(each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
the Subadvisers or VAIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Counsel, Chief Legal Officer and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8554	06-24

Item 1. Reports to Stockholders (cont.).

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/27/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	6/27/2024

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date	6/25/2024

*	Print the name and title of each signing officer under his or her signature.